Tax on Profit/(Loss) for the Year and Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Tax on Profit/Loss and Deferred Tax

	2021	2020	2019

	(EUR’000)
Tax on profit/(loss) for the year:
Current tax (expense)/income	367	219	234

	367	219	234

	2021	2020	2019

	(EUR’000)
Tax for the year can be explained as follows:
Profit/(loss) before tax	(383,944)	(419,174)	(218,250)
Tax at the Danish corporation tax rate of 22%	84,468	92,218	48,015
Tax effect of:
Non-deductible costs	(14,800)	(11,815)	(8,249)
Additional tax deductions	17,117	24,564	10,875
Impact from associate	3,169	(1,326)	(1,680)
Other effects including effect of different tax rates	305	2,673	1,602
Deferred tax asset, not recognized	(89,892)	(106,095)	(50,329)

Tax on profit/(loss) for the year	367	219	234

Effective tax rate	(0.10)%	(0.05)%	(0.11)%

	2021	2020	2019

	(EUR’000)
Specification of Deferred Tax Assets
Tax deductible losses	313,011	227,234	123,234
Other temporary differences	12,856	7,726	5,631
Deferred tax asset, not recognized	(325,867)	(234,960)	(128,865)

Total Deferred Tax Assets at December 31	0	0	0